Auditors' remuneration (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditors Remuneration [Line Items]
Total audit	$ 28.1	$ 26.6	$ 25.7
Audit-related assurance service	1.7	1.1	1.0
Other assurance services	3.5	3.0	2.3
Total assurance services	5.2	4.1	3.3
Tax compliance	0.0	0.0	0.0
Other non-audit services not covered above	0.2	0.1	0.3
Total non-audit services	5.4	4.2	3.6
Total Group auditors’ remuneration	33.5	30.8	29.3
Audit fees	30.0	27.7	27.0
Audit-related fees	3.3	3.0	2.0
Tax fees	0.0	0.0	0.0
All other fees	0.2	0.1	0.3
Audit of the financial statements of the Group’s subsidiaries	0.3	0.3	0.2
Fees in respect of pension scheme audits	0.1	0.1	0.1
Total audit fees payable to other accounting firms	0.4	0.4	0.3
KPMG
Auditors Remuneration [Line Items]
Total Group auditors’ remuneration	33.5	30.8	29.3
Rio Tinto
Auditors Remuneration [Line Items]
Total audit	20.7	19.1	17.3
Total for all subsidiaries
Auditors Remuneration [Line Items]
Total audit	$ 7.4	$ 7.5	$ 8.4